Derivative Financial Instruments (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges
Notional amount	£ 177,637	£ 162,049
Assets	2,271	1,681
Liabilities	720	777
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	44,080	37,240
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	133,557	124,809
Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	83,560	81,104
Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	49,997	43,705
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	13,712	11,036
Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	490	590
Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	24,636	22,239
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	29,363	25,148
Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	83,070	80,514
Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	25,361	21,466
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	1,005	1,056
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	557	189
Derivative liabilities
Disclosure of detailed information about hedges
Collateral cash	557	202
Fair value
Disclosure of detailed information about hedges
Assets	2,271	1,681
Liabilities	720	777
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	832	783
Liabilities	951	707
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	3,222	2,119
Liabilities	1,552	1,291
Fair value | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,397	943
Liabilities	449	737
Fair value | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,825	1,176
Liabilities	1,103	554
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	287	159
Liabilities	314	168
Fair value | Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	20	39
Liabilities	2	0
Fair value | Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,602	996
Liabilities	111	338
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	404	463
Liabilities	602	485
Fair value | Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,377	904
Liabilities	447	737
Fair value | Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	223	180
Liabilities	992	216
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	141	161
Liabilities	35	54
Fair value | Derivative netting
Disclosure of detailed information about hedges
Assets	(1,783)	(1,221)
Liabilities	£ (1,783)	£ (1,221)